UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2005

Item 1. Schedule of Investments

UBS Money Market Fund

Schedule of Investments	May 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
U.S. Government Agency Obligations—5.97%
250	Federal Home Loan Bank	10/21/05	2.250		249,818
1,000	Federal National Mortgage Association	06/03/05 to 09/30/05	1.850 to 2.300		1,000,000

Total U.S. Government Agency Obligations (cost—$1,249,818)					1,249,818

Bank Note—2.39%
Non-U.S.—2.39%
500	Abbey National Treasury Services PLC** (cost—$500,212)	07/18/05	3.190	*	500,212

Certificates of Deposit—14.34%
Non-U.S.—8.13%
500	Barclays Bank PLC	06/13/05	2.930		500,000
250	BNP Paribas	09/26/05	3.260		250,000
450	Svenska Handelsbanken	06/27/05	3.020	*	449,920
500	UniCredito Italiano SpA	06/24/05	2.995	*	499,968

					1,699,888

U.S.—6.21%
400	First Tennessee Bank N.A. (Memphis)	08/02/05	3.130		400,000
400	SunTrust Bank	10/18/05	3.300		400,000
500	Wells Fargo Bank N.A.	06/01/05	3.050	*	500,000

					1,300,000

Total Certificates of Deposit (cost—$2,999,888)					2,999,888

Commercial Paper@—62.04%
Asset Backed-Banking—2.37%
500	Atlantis One Funding	08/09/05	3.160		496,972

Asset Backed-Miscellaneous—14.33%
500	Amsterdam Funding Corp.	06/07/05	3.020		499,748
500	Preferred Receivables Funding Corp.	06/10/05	3.030		499,621
500	Ranger Funding Co. LLC	06/15/05	3.030		499,411
500	Thunderbay Funding	06/06/05	3.000		499,792
500	Triple A One Funding	06/06/05	3.030		499,790
500	Variable Funding Capital Corp.	06/20/05	3.030		499,200

					2,997,562

Asset Backed-Securities—11.42%
500	Galaxy Funding, Inc.	08/22/05	3.200		496,355
500	Giro Funding U.S. Corp.	07/15/05	3.110		498,099
500	Grampian Funding LLC	08/22/05	3.170		496,390
400	Scaldis Capital LLC	07/06/05	3.030		398,822
500	Solitaire Funding LLC	06/22/05	3.010		499,122

					2,388,788

Automotive OEM—2.14%
450	PACCAR Financial Corp.	07/20/05	3.120		448,089

Banking-Non-U.S.—10.94%
500	Alliance & Leicester PLC	10/11/05	3.340		493,877
500	Bank of Ireland	06/03/05	2.980		499,917
400	Depfa Bank PLC	08/09/05	3.160		397,577
400	DNB NOR Bank ASA	06/15/05	2.965		399,539
500	Northern Rock PLC	07/05/05	3.060		498,555

					2,289,465

Banking-U.S.—11.79%
400	ANZ (Delaware), Inc.	06/03/05	2.940		399,935
500	CBA (Delaware) Finance, Inc.	08/08/05	3.170		497,006
472	Danske Corp.	06/20/05	2.900		471,278
600	Dexia Delaware LLC	06/20/05	3.040		599,037
500	Societe Generale North America, Inc.	06/27/05	3.030		498,906

					2,466,162

Consumer Products-NonDurables—1.91%
400	Proctor & Gamble Co.	06/06/05	2.970		399,835

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Finance-NonCaptive Diversified—4.75%
500	CIT Group, Inc.	08/01/05	3.150	497,331
500	General Electric Capital Corp.	08/15/05	2.930	496,948

				994,279

Utilities-Other—2.39%
500	RWE AG	06/14/05	2.950	499,467

Total Commercial Paper (cost—$12,980,619)				12,980,619

Short-Term Corporate Obligations—4.78%
Asset Backed-Securities—2.39%
250	CC (USA) Inc.**	03/10/06	3.500	249,990
250	Links Finance LLC**	11/14/05	2.680	250,000

				499,990

Finance-Captive Automotive—2.39%
500	Toyota Motor Credit Corp.	06/01/05	3.050*	500,000

Total Short-Term Corporate Obligations (cost—$999,990)				999,990

Repurchase Agreements—9.40%
1,900	Repurchase Agreement dated 05/31/05 with Deutsche Bank Securities, Inc., collateralized by $1,965,000 Federal Home Loan Bank obligations, 4.625% due 06/12/20; (value — $1,939,173); proceeds: $1,900,161	06/01/05	3.050	1,900,000
67	Repurchase Agreement dated 05/31/05 with State Street Bank & Trust Co., collateralized by $67,390 U.S. Treasury Notes, 5.875% due 11/15/05; (value — $68,401); proceeds: $67,005	06/01/05	2.680	67,000

Total Repurchase Agreements (cost—$1,967,000)				1,967,000

Number of Shares
(000)
Money Market Fund†—1.43%
300	AIM Liquid Assets Portfolio (cost—$299,997)		2.952	299,997

Total Investments (cost—$20,997,524 which approximates cost for federal income tax purposes) (1) —100.35%				20,997,524
Liabilities in excess of other assets—(0.35)%				(73,633)

Net Assets (applicable to 13,696,300, 5,214,367 and 2,011,009 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)–100.00%				$20,923,891

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of May 31, 2005, and reset periodically.
**	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.78% of net assets as of May 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at May 31, 2005.
(1)	Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Directors determines that this does not represent fair value.
OEM	Original Equipment Manufacturer

Issuer Breakdown By Country (unaudited)
Percentage of Portfolio Assets (%)

United States	78.6

United Kingdom	9.5

Ireland	4.3

Italy	2.4

Sweden	2.1

Norway	1.9

France	1.2

Total	100.0

Weighted average maturity - 41 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	July 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 27, 2005